Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) CAD in Thousands, $ in Thousands	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts | CAD	CAD 291,964		CAD 245,315
Regulatory liabilities, natural gas derivative contracts | CAD	CAD 182,734		CAD 175,347
Gas swap contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		$ 0		$ 1,058
Regulatory liabilities, natural gas derivative contracts		175		3
Gas options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts		27		154
Regulatory liabilities, natural gas derivative contracts		$ 92		$ 0